FAIR VALUE OF FINANCIAL INSTRUMENTS - Quantitative information associated with the fair value measurements (Details) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
	May 01, 2021	Jun. 30, 2022	Dec. 31, 2021
Beginning Balance of Warrant liabilities		$ 14,039
Issuance of Contingent Consideration in connection with acquisition			$ 13,200
Change in fair value of working capital loan		742	1,373
Effects of fluctuations in foreign currency exchange rates			(534)
Ending Balance of Warrant liabilities		$ 14,781	$ 14,039
When the trailing 12-month revenues of Unsplash reaches $10.0 million
Ending term of contingent consideration payments	12 months
When the trailing 12-month revenues of Unsplash does not reach $10.0 million
Ending term of contingent consideration payments	2 years